Other Receivables Short Term	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Other Receivables- Short Term
Note 7:	Other Receivables- Short Term

	December 31,
	2022	2021

Government authorities	193	141
Contract asset related to BARDA	-	347
Prepaid expenses and other	457	439

	650	927